Guarantees, commitments and risks	12 Months Ended
Dec. 31, 2018
Disclosure Of Contingent Liabilities Explanatory [Abstract]
Disclosure Of Guarantees Commitments And Risks [Text Block]
27 Guarantees, commitments and risks

Guarantees

(€ million)	December 31, 2018	December 31, 2017
Consolidated subsidiaries	5,082	5,595
Unconsolidated subsidiaries	196	181
Joint ventures and associates	4,056	10,046
Others	163	352
	9,497	16,174

The parent company of the Eni Group issued guarantees to cover the contractual obligations held by third parties towards Eni’s affiliates to build and finance the construction of an LNG Floating Production unit for the development of the Coral gas reserves discovered in Area 4 offshore Mozambique. The value of the contract is €
4,586
million. Eni is operator of the project with a
25
% indirect interest through a
35.71
% stake in the joint operation Mozambique Rovuma Venture SpA. The final investment decision (FID) for the Coral project was made on June 1, 2017. The FLNG plant is designed to treat approximately
3.37
million tonnes per year of LNG. A special purpose entity was established, Coral FLNG SA (
Eni’s
interest
25
%). This entity will operate the vessel in accordance to a service agreement for the liquefaction, storage and loading of the LNG on behalf of the Concessionaires of Area 4 and of the other two partners of Mozambique Rovuma Venture SpA, CNPC and ExxonMobil in proportion to their participating interest in the Exploration and Production Concession Contract (EPCC) of Area 4, equal to
20
% and
25
%, respectively. The LNG will be supplied to BP under a long-term LNG sale and purchase agreement with a take-or-pay clause and a twenty-year term, providing an option of extending the duration for up to ten consecutive years. Eni issued through a subsidiary a parent company guarantee, whereby it irrevocably and unconditionally guarantees the Technip — JGC — Samsung Heavy Industries (TJS) consortium (the beneficiaries) for the due and proper performance of the obligations of Coral FLNG SA in connection with execution of the Engineering Procurement Construction Installation and Commissioning (EPCIC) contract, up to the maximum liability of  €
1,147
million equal to
25
% of the value of the contract. The maximum liability will be automatically reduced by any amount paid to the beneficiaries in respect of the guaranteed obligations. The financing of the project is carried out partly through funds provided by the venturers and partly by a project financing with Export Credit Agencies and commercial banks for a total amount of  €
4,082
million. During the construction and the commissioning of the FLNG plant, the project financing agreement will be supported by a debt service undertaking, up to a maximum liability of  €
1,397
million in proportion to Eni’s participating interest equal to
25
% in the industrial initiative. Subsequently, in the running phase of the plant, once the performance tests of the vessel have been validated by the lenders, that guarantee will be released and the financing facility will change into a non-recourse one, terminating the obligations of the venturers of Area 4. Once vessel operations start, the lenders will be guaranteed only by the vessel cash flows, excluding the gas reserves from the scope of the guarantee. The financing and any collateral costs will be reimbursed to the lenders through a “pay-when-paid” clause, whereby loan repayments will be made through the cash flows associated with the sale of the LNG arising from the project to the long-term buyer, without any obligations from Eni and Concessionaires to guarantee the performance of Coral FLNG SA towards the lenders. Furthermore, the Concessionaries opened a credit facility which committed each Concessionary to finance pro-quota: (i) the share of capital expenditures to be borne by the Mozambique State-owned company ENH up to a maximum liability of  €
121
million in Eni’s share; (ii) the share of the debt service undertaking by ENH up to a maximum liability of €
155
 million in Eni’s share. As a final point, as provided by the EPCC that regulates the petroleum activities in Area 4, Eni SpA in its capacity as parent company of the operator Mozambique Rovuma Venture SpA has provided concurrently with the approval of the initial development plan of the Area reserves, an irrevocable and unconditional parent company guarantee in respect of any possible claims or any contractual breaches in connection with the petroleum activities to be carried out in the contractual area, including those activities in charge of the special purpose entities like Coral FLNG SA, to benefit of the Government of Mozambique and third parties. The obligations of the guarantor towards the Government of Mozambique are unlimited (non-quantifiable commitments), whereas they provide a maximum liability of  €
1,309
million in respect of third-parties claims. This guarantee will be effective until the completion of any decommissioning activity related to both the development plan of Coral as well as any development plan to be executed within Area 4 (particularly the Mamba project). This parent company guarantee issued by Eni covering
100
% of the aforementioned obligations was taken over by the other concessionaires (Kogas, Galp and ENH) and by ExxonMobil and CNPC shareholders of the joint operation Mozambico Rovuma Venture SpA, in proportion to their respective participating interest in the EPCIC of Area 4.
Guarantees issued on behalf of consolidated subsidiaries primarily consisted of: (i) guarantees given to third parties relating to bid bonds and performance bonds for
€2,576
million (€2,312 million at December 31, 2017); (ii) a bank guarantee of  €
1,010
 million (same amount as of December 31, 2017) issued on behalf of GasTerra in order to obtain the renunciation to a temporary seizure order on Eni’s investment in Eni International BV, requested and obtained by a Netherlands Court in July 2016. At December 31, 2018, the underlying commitment covered by such guarantees was
€
5,000
million (€5,564 million at December 31, 2017).
Guarantees issued on behalf of joint ventures and associates primarily consisted of: (i) an unsecured guarantee of €
499
 million
(€
6,122
million at December 31, 2017)
given by Eni SpA to Treno Alta Velocità
—
TAV SpA (now RFI
—
Rete Ferroviaria Italiana SpA) for the proper and timely completion of a project relating to the Milan-Bologna fast track railway by CEPAV (Consorzio Eni per l’Alta Velocità) Uno (associated company of Saipem);
the decrease of  €
5,623
million is due to the cancellation of the guarantees related to the completion of the main lots of the project;
 (ii) unsecured guarantees and other guarantees given to banks in relation to loans and lines of credit received for
€1,664
million (€
1,623
 million at December
31
,
2017)
, of which
€
1,397
million (
€
1,334
 million at December 31, 2017)
 related to guarantees issued as part of the development project of the gas reserves at the Coral discovery in Area
4
offshore Mozambique on behalf of Coral South FLNG DMCC with respect to the financing agreements of the project with Export Credit Agencies and banks; and (iii) guarantees given to third parties relating to bid bonds and performance bonds for
€
1,644
million (€
2,122
at December
31
,
2017)
, of which
€
1,147

million (
€
1,094
million at December 31, 2017)
related to guarantees issued for the construction of the FLNG as part of the development project of the gas reserves at the Coral project offshore Mozambique and
€
279
million given on behalf of Saipem Group (€
1,008
 million at December
31
,
2017)
; (iv)
a guarantee issued in favor of Gulf LNG Energy and Gulf LNG Pipeline and on behalf of Angola LNG Supply Service Llc (Eni’s interest
13.60
%) as security against payment commitments of fees in connection with the regasification activity for
€
177
million (€
169
 million at December
31
,
2017)
. At December
31
,
2018
, the underlying commitment covered by such guarantees was
€
2,159
million (€
2,594
 million at December
31
,
2017)
.

Commitments and risks

(€ million)	December 31, 2018	December 31, 2017
Commitments	54,611	14,498
Risks	673	691
	55,284	15,189

Commitments related to: (i) parent company guarantees that were issued in connection with certain contractual commitments for hydrocarbon exploration and production activities and quantified, on the basis of the capital expenditures to be incurred, to
€
52,397
million (€11,289 million at December 31, 2017).
The increase of  €
41,108
million essentially related to: (a) the issue of parent company guarantees, in relation to transactions with the Abu Dhabi State oil company, ADNOC, whereby Eni acquired participating interests in the two offshore concessions in production of Lower Zakum (Eni’s interest
5
%) and Umm Shaif and Nasr (Eni’s interest
10
%) for a period of
40
years and a maximum amount of  €
13,094
million and in the concession under development of Gasha (Eni’s interest
25
%) for a period of
40
years and a maximum amount of  €
21,824
million. These guarantees were issued to cover the contractual obligations towards the State company, deriving from oil operations related to the Concession Agreements including, in particular, the achievement of some production targets and recovery factors of reserves in the medium and long term, an asset integrity plan and optimization and maintenance of the production after reaching the plateau, the transfer of technologies and the adoption of best-in-class operating standards in HSE. The guarantees do not cover any loss of profit or production deriving from failure to achieve the targets; (b) the issue of parent company guarantees for €
6,831
million following the awarding of new exploration licenses in the offshore of Mexico and the final investment decision for the development of the offshore reserves in Area 1;

(ii) commitments assumed by Eni USA Gas Marketing Llc towards Angola LNG Supply Service Llc for the purchase of volumes of regasified gas at the Pascagoula plant (United States) over a twenty-year period (until 2031). The expected commitments were estimated at €2,079 million (€2,113 million at December 31, 2017) and included in off-balance sheet contractual commitments in the table “Future payments under contractual obligations” in the paragraph
Liquidity risk
. In 2018, the contractual commitment signed in December 2007 between Eni USA Gas Marketing Llc and Gulf LNG Energy Llc (GLE) and Gulf LNG Pipeline Llc (GLP) for the supply of long-term regasification and import services (until 2031) amounting at the opening balance to €948 million (undiscounted) ceased due to an arbitration award, ruling that the commitment was resolved by March 1, 2016 and recognizing to the counterparties an equitable compensation of  €324 million, accounted as expense in the income statement. Despite the ruling of the arbitration court invalidating the contract, GLE and GLP filed a claim with the Supreme Court of New York against Eni SpA demanding the enforcement of the parent company guarantee issued by Eni for the payment of the regasification fees until to the original due date of the contract (2031) for a maximum amount of  €757 million. Eni believes that the claims by GLE and GLP have no merit and is defending the action. At the moment, the risk of losing the proceeding is considered unlikely; (iii) a memorandum of intent signed with the Basilicata Region, whereby Eni has agreed to invest €116 million (€128 million at December 31, 2017) in the future, also on account of Shell Italia E&P SpA, in connection with Eni’s development plan of oilfields in Val d’Agri. The commitment has been included in the off-balance sheet contractual commitments in the following paragraph “Liquidity risk”.
Risks concerned potential risks associated with contractual assurances given to acquirers of certain investments and businesses of Eni for
€244
million (€235 million at December 31, 2017) and the value of assets of third parties under the custody of Eni for
€429
million (€456 million at December 31, 2017).
Non-quantifiable commitments
A parent company guarantee was issued on behalf of Cardón IV SA (Eni’s interest 50%), a joint venture that is currently operating the Perla gas field located in Venezuela, for the supplying to PDVSA
GAS of the volumes of gas produced by the field until end of the concession agreement (2036). This guarantee cannot be quantified because the penalty clause for unilateral anticipated resolution originally set for Eni and the relevant quantification became ineffective due to a revision of the contractual terms. In case of failure on part of the operator to deliver the contractual gas volumes out of production, the claim under the guarantee will be determined by applying the local legislation. Eni share (50%) of the contractual volumes of gas to be delivered to PDVSA GAS amounted to a total of
€
13 billion. Notwithstanding this amount does not properly represent the guarantee exposure, nonetheless such amount represents the maximum financial exposure at risk for Eni. A similar guarantee was issued by PDVSA on behalf of Eni for the fulfillment of the purchase commitments of the gas volumes by PDVSA GAS.
Eni is liable for certain non-quantifiable risks related to contractual assurances given to acquirers of certain Eni assets, including businesses and investments, against certain contingent liabilities deriving from tax, social security contributions, environmental issues and other matters applicable to periods during which such assets were operated by Eni. Eni believes such matters will not have a material adverse effect on Eni’s results of operations and liquidity.
Risk factors

Financial risks
Financial risks are managed in respect of guidelines issued by the Board of Directors of Eni SpA in its role of directing and setting of the risk limits, targeting to align and centrally coordinate Group companies’ policies on financial risks (“Guidelines on financial risks management and control”). The “Guidelines” define for each financial risk the key components of the management and control process, such as the aim of the risk management, the valuation methodology, the structure of limits, the relation model and the hedging and mitigation instruments.
Market risk
Market risk is the possibility that changes in currency exchange rates, interest rates or commodity prices will adversely affect the value of the Group’s financial assets, liabilities or expected future cash flows. The Company actively manages market risk in accordance with a set of policies and guidelines that provide a centralized model of handling finance, treasury and risk management operations based on the Company’s departments of operational finance: the parent company’s (Eni SpA) finance department, Eni Finance International SA, Eni Finance USA Inc and Banque Eni SA, which is subject to certain bank regulatory restrictions preventing the Group’s exposure to concentrations of credit risk, and Eni Trading & Shipping that is in charge to execute certain activities relating to commodity derivatives. In particular, Eni’s finance department and Eni Finance International SA manage subsidiaries’ financing requirements in and outside Italy, respectively, covering funding requirements and using available surpluses. All transactions concerning currencies and derivative contracts on interest rates and currencies different from commodities are managed by the parent company, while Eni Trading & Shipping SpA executes the negotiation of commodity derivatives over the market. Eni SpA and Eni Trading & Shipping SpA (also through its subsidiary Eni Trading & Shipping Inc) perform trading activities in financial derivatives on external trading venues, such as European and non-European regulated markets, Multilateral Trading Facility (MTF), Organized Trading Facility (OTF), or similar and brokerage platforms (i.e. SEF), and over the counter on a bilateral basis with external counterparties. Other legal entities belonging to Eni that require financial derivatives enter into these operations through Eni Trading & Shipping and Eni SpA based on the relevant asset class expertise. Eni uses derivative financial instruments (derivatives) in order to minimize exposure to market risks related to fluctuations in exchange rates relating to those transactions denominated in a currency other than the functional currency (the euro) and interest rates, as well as to optimize exposure to commodity prices fluctuations taking into account the currency in which commodities are quoted. Eni monitors every activity in derivatives classified as risk-reducing (in particular, back-to-back activities, flow hedging activities, asset-backed hedging activities and portfolio-management activities) directly or indirectly related to covered industrial assets, so as to effectively optimize the risk profile to which Eni is exposed or could be exposed. If the result of the monitoring shows those derivatives should not be considered as risk reducing, these derivatives are reclassified in proprietary trading. As the proprietary trading is considered separately from the other activities in specific portfolios of Eni Trading & Shipping, its exposure is subject to specific controls, both in terms of Value at Risk (VaR) and stop loss and in terms of nominal gross value. For Eni, the gross nominal value of proprietary trading activities is compared with the limits set by the relevant international standards. The framework defined by Eni’s policies and guidelines provides that the valuation and control of market risk is performed on the basis of maximum tolerable levels of risk exposure defined in terms of: (i) limits of stop loss, which expresses the maximum tolerable amount of losses associated with a certain portfolio of assets over a pre-defined time horizon; (ii) limits of revision strategy, which consist in the triggering of a revision process of the strategy in the event of exceeding the level of profit and loss given; and (iii) VaR which measures the maximum potential loss of the portfolio, given a certain confidence level and holding period, assuming adverse changes in market variables and taking into account of the correlation among the different positions held in the portfolio. Eni’s finance department defines the maximum tolerable levels of risk exposure to changes in interest rates and foreign currency exchange rates in terms of VaR, pooling Group companies’ risk positions maximizing, when possible, the benefits of the netting activity. Eni’s calculation and valuation techniques for interest rate and foreign currency exchange rate risks are in accordance with banking standards, as established by the Basel Committee for bank activities surveillance. Tolerable levels of risk are based on a conservative approach, considering the industrial nature of the Company. Eni’s guidelines prescribe that Eni Group companies minimize such kinds of market risks by transferring risk exposure to the parent company finance department. Eni’s guidelines define rules to manage the commodity risk aiming at optimizing core activities and pursuing preset targets of stabilizing industrial and commercial margins. The maximum tolerable level of risk exposure is defined in terms of VaR, limits of revision strategy, stop loss and volumes in connection with exposure deriving from commercial activities, as well as exposure deriving from proprietary trading, exclusively managed by Eni Trading & Shipping. Internal mandates to manage the commodity risk provide for a mechanism of allocation of the Group maximum tolerable risk level to each business unit. In this framework, Eni Trading & Shipping, in addition to managing risk exposure associated with its own commercial activity and proprietary trading, pools the requests for negotiating commodity derivatives and executes them on the marketplace.
According to the targets of financial structure included in the financial plan approved by the Board of Directors, Eni has decided to retain a cash reserve to face any extraordinary requirement. Eni’s finance department, with the aim of optimizing the efficiency and ensuring maximum protection of the capital, manages such reserve and its immediate liquidity within the limits assigned. The management of strategic cash is part of the asset management pursued through transactions on own risk in view of optimizing financial returns, while respecting authorized risk levels, safeguarding the Company’s assets and retaining quick access to liquidity.
The four different market risks, whose management and control have been summarized above, are described below.
Market risk — Exchange rate
Exchange rate risk derives from the fact that Eni’s operations are conducted in currencies other than the euro (mainly the U.S. dollar). Revenues and expenses denominated in foreign currencies may be significantly affected by exchange rates fluctuations due to conversion differences on single transactions arising from the time lag existing between execution and definition of relevant contractual terms (economic risk) and conversion of foreign currency-denominated trade and financing payables and receivables (transactional risk). Exchange rate fluctuations affect the Group’s reported results and net equity as financial statements of subsidiaries denominated in currencies other than the euro are translated from their functional currency into euro. Generally, an appreciation of the U.S. dollar versus the euro has a positive impact on Eni’s results of operations, and vice versa. Eni’s foreign exchange risk management policy is to minimize transactional exposures arising from foreign currency movements and to optimize exposures arising from commodity risk. Eni does not undertake any hedging activity for risks deriving from the translation of foreign currency denominated profits or assets and liabilities of subsidiaries, which prepare financial statements in a currency other than the euro, except for single transactions to be evaluated on a case-by-case basis. Effective management of exchange rate risk is performed within Eni’s central finance department, which pools Group companies’ positions, hedging the Group net exposure by using certain derivatives, such as currency swaps, forwards and options. Such derivatives are evaluated at fair value based on market prices provided by specialized info-providers. Changes in fair value of those derivatives are normally recognized through profit and loss, as they do not meet the formal criteria to be recognized as hedges. The VaR techniques are based on variance/covariance simulation models and are used to monitor the risk exposure arising from possible future changes in market values over a 24-hour period within a 99% confidence level and a 20-day holding period.
Market risk — Interest rate
Changes in interest rates affect the market value of financial assets and liabilities of the Company and the level of finance charges. Eni’s interest rate risk management policy is to minimize risk with the aim to achieve financial structure objectives defined and approved in the management’s finance plans. The Group’s central finance department pools borrowing requirements of the Group companies in order to manage net positions and fund portfolio developments consistent with management plans, thereby maintaining a level of risk exposure within prescribed limits. Eni enters into interest rate derivative transactions, in particular interest rate swaps, to manage effectively the balance between fixed and floating rate debt. Such derivatives are evaluated at fair value based on market prices provided from specialized sources. Changes in fair value of those derivatives are normally recognized through the profit and loss account, as they do not meet the formal criteria to be accounted for under the hedge accounting method. VaR deriving from interest rate exposure is measured daily based on a variance/covariance model, with a 99% confidence level and a 20-day holding period.
Market risk — Commodity
Eni’s results of operations are affected by changes in the prices of commodities. A decrease in oil&gas prices generally, has a negative impact on Eni’s results of operations and vice versa, and may jeopardize the achievement of the financial targets preset in the Company’s four-year plans and budget. The commodity price risk arises in connection with the following exposures: (i) strategic exposure: exposures directly identified by the Board of Directors as a result of strategic investment decisions or outside the planning horizon of risk. These exposures include those associated with the program for the production of proved and unproved oil&gas reserves, long-term gas supply contracts for the portion not balanced by ongoing or highly probable sale contracts, refining margins identified by the Board of Directors as of strategic nature (the remaining volumes can be allocated to the active management of the margin or to asset-backed hedging activities) and minimum compulsory stocks; (ii) commercial exposure: includes the exposures related to the components underlying the contractual arrangements of industrial and commercial activities and, if related to take-or-pay commitments, to the components related to the time horizon of the four-year plan and budget and the relevant activities of risk management. Commercial exposures are characterized by a systematic risk management activity conducted based on risk/return assumptions by implementing one or more strategies and subjected to specific risk limits (VaR, revision strategy limits and stop loss). In particular, the commercial exposures include exposures subjected to asset-backed hedging activities, arising from the flexibility/optionality of assets; and (iii) proprietary trading exposure: includes operations independently conducted for profit purposes in the short term, and normally not finalized to the delivery, both within the commodity and financial markets, with the aim to obtain a profit upon the occurrence of a favorable result in the market, in accordance with specific limits of authorized risk (VaR, stop loss). In the proprietary trading exposures are included the origination activities, if not connected to contractual or physical assets.
Strategic risk is not subject to systematic activity of management/coverage that is eventually carried out only in case of specific market or business conditions. Because of the extraordinary nature, hedging activities related to strategic risks are delegated to the top management. Strategic risk is subject to measuring and monitoring but is not subject to specific risk limits. If previously authorized by the Board of Directors, exposures related to strategic risk can be used in combination with other commercial exposures in order to exploit opportunities for natural compensation between the risks (natural hedge) and consequently reduce the use of derivatives (by activating logics of internal market). Eni manages exposure to commodity price risk arising in normal trading and commercial activities in view of achieving stable economic results.
Eni manages the commodity risk and the exposure to commodity prices through the trading unit of Eni Trading & Shipping by using derivatives traded on the organized markets MTF, OTF and derivatives traded over the counter (swaps, forward, contracts for differences and options on commodities) with the underlying commodities being crude oil, gas, refined products, electricity or emission certificates. Such derivatives are evaluated at fair value based on market prices provided from specialized sources or, absent market prices, on the basis of estimates provided by brokers or suitable valuation techniques. VaR deriving from commodity exposure is measured daily based on a historical simulation technique, with a 95% confidence level and a one-day holding period.
Market risk — Strategic liquidity
Market risk deriving from liquidity management is identified as the possibility that changes in prices of financial instruments (bonds, money market instruments and mutual funds) would affect the value of these instruments when evaluated at fair value. The setting up and maintenance of the liquidity reserve is mainly aimed to guarantee a proper financial flexibility. Liquidity should allow Eni Group to fund any extraordinary need (such as difficulty in access to credit, exogenous shock, macroeconomic environment, as well as merger and acquisitions) and must be dimensioned to provide a coverage of short-term debts and a coverage of medium and long-term financial debts due within a time horizon of 24 months. In order to manage the investment activity of the strategic liquidity, Eni defined a specific investment policy with aims and constraints in terms of financial activities and operational boundaries, as well as Governance guidelines regulating management and control systems. In particular, strategic liquidity management is regulated in terms of VaR (measured based on a parametrical methodology with a one-day holding period and a 99% confidence level), stop loss and other operating limits in terms of concentration, issuing entity, business segment, country of emission, duration, ratings and type of investing instruments in portfolio, aimed to minimize market and liquidity risks. Financial leverage or short selling is not allowed. Activities in terms of strategic liquidity management started in the second half of the year 2013 (portfolio Euro) and throughout the course of the years 2017 (portfolio USD). In 2018, the investment portfolio Euro has maintained an average credit rating of A-/BBB+, the investment portfolio USD has maintained an average credit rating of A+/A, both in line with the year 2017.
The following table shows amounts in terms of VaR, recorded in 2018 (compared with 2017) relating to interest rate and exchange rate risks in the first section and commodity risk. Regarding the management of strategic liquidity, the sensitivity to changes of interest rate is expressed by values of  “Dollar value per Basis Point” (DVBP).
(Value at risk
—
 parametric method variance/covariance; holding period: 20 days; confidence level: 99%)
	2018				2017
(€ million)	High	Low	Average	At year end	High	Low	Average	At year end
Interest rate (a)	3.65	1.80	2.73	2.99	3.76	1.72	2.38	2.58
Exchange rate (a)	0.57	0.09	0.28	0.25	0.57	0.08	0.22	0.26

(a)
Value at risk deriving from interest and exchange rates exposures include the following finance department: Eni Corporate Treasury Department, Eni Finance International SA, Banque Eni SA and Eni Finance USA Inc.

(Value at risk — Historic simulation weighted method; holding period: 1 day; confidence level: 95%)

	2018				2017
(€ million)	High	Low	Average	At year end	High	Low	Average	At year end
Commercial exposures – Management Portfolio (a)	18.60	6.79	11.04	7.50	21.14	5.15	12.24	5.15
Trading (b)	2.28	0.26	0.73	0.27	2.29	0.21	0.79	0.66

(a)
Refers to the Gas & LNG Marketing Power business line (risk exposure from Refining & Marketing business line and Gas & Power Division), Eni Trading & Shipping commercial portfolio, operating branches outside Italy pertaining to the Divisions and from October 2016 the Gas and Luce Business line. For the gas&power business lines, following the approval of the Eni’s Board of Directors on December 12, 2013, VaR is calculated on the so-called Statutory view, with a time horizon that coincides with the year considering all the volumes delivered in the year and the relevant financial hedging derivatives. Consequently, in the year the VaR pertaining to GLP and EGL presents a decreasing trend following the progressive reaching of the maturity of the positions within the annual horizon.

(b)	Cross-commodity proprietary trading, both for commodity contracts and financial derivatives, refers to Eni Trading & Shipping SpA (London-Bruxelles-Singapore) and Eni Trading & Shipping Inc (Houston).

(Sensitivity — Dollar value of
1
basis point — DVBP)

	2018				2017
(€ million)	High	Low	Average	At year end	High	Low	Average	At year end
Strategic liquidity(a)	0.35	0.25	0.29	0.25	0.41	0.27	0.35	0.27

(a)       Management of strategic liquidity portfolio starting from
July 2013
.

(Sensitivity — Dollar value of
1
basis point — DVBP)

	2018				2017
($ million)	High	Low	Average	At year end	High	Low	Average	At year end
Strategic liquidity(b)	0.04	0.01	0.02	0.02	0.04	0.02	0.03	0.03

(b)        Management of strategic liquidity portfolio in $currency starting from
August 2017
.
Credit risk
Credit risk is the potential exposure of the Group to losses in case counterparties fail to perform or pay amounts due. Eni defined credit risk management policies consistent with the nature and characteristics of the counterparties of commercial and financial transactions and with regard to the latter, among of the others, of the centralized finance model adopted.
The Company adopted a model to quantify and control the credit risk based on the evaluation of the expected loss for which the probability of default and the capacity to recover credits in default is estimated through the so-called Loss Given Default.
In the credit risk management and control model, credit exposures are distinguished by commercial nature, substantially in relation to the structured contracts on commodities related to Eni’s core business, and by financial nature, substantially in relation to the financial instruments used by Eni, such as deposits, derivatives and securities.
Credit risk for commercial exposures
Credit risk arising from commercial counterparties is managed by the business units and by the specialized corporate finance and administration departments, and is operated on the basis of formal procedures for the assessment and assignment of commercial counterparties, the monitoring of credit exposures, credit recovery activities and disputes. At corporate level, the general guidelines and methods for quantifying and controlling customer risk, in particular for commercial counterparties, are assessed through an internal rating model that combines different default factors deriving from economic variables, financial indicators, payment experiences and information from primary info providers. The probability of default related to State Entities or their closely related counterparties (eg National Oil Company), essentially represented by the probability of late payments, is determined by using the country risk premiums adopted for the purposes of the determination of the WACCs for the impairment of non-financial assets. Furthermore, for retail positions without specific ratings, the risk is determined by distinguishing customers in homogeneous risk clusters based on historical series of data relating to payments made, periodically updated.
Credit risk for financial exposures
With regard to credit risk arising from financial counterparties deriving from current and strategic use of liquidity, derivative contracts and transactions with underlying financial assets valued at fair value, Eni has established internal policies providing exposure control and concentration through maximum credit risk limits corresponding to different classes of financial counterparties as defined by the Company’s Board of Directors taking into account the credit ratings provided by primary credit rating agencies on the marketplace. Credit risk arising from financial counterparties is managed by the Group operating finance department, including Eni’s subsidiary Eni Trading & Shipping which specifically engages in commodity derivatives transactions and by Group companies and Divisions, only in the case of physical transactions with financial counterparties consistently with the Group centralized finance model. Eligible financial counterparties are closely monitored by each counterpart and by group of belonging to check exposures against the limits assigned on a daily basis and the expected loss analysis and the concentration periodically.
Liquidity risk
Liquidity risk is the risk that suitable sources of funding for the Group may not be available, or the Group is unable to sell its assets on the marketplace in order to meet short-term finance requirements and to settle obligations. Such a situation would negatively affect Group results, as it would result in the Company incurring higher borrowing expenses to meet its obligations or under the worst of conditions the inability of the Company to continue as a going concern. Eni’s risk management targets include the maintaining of an adequate level of liquidity readily available to deal with external shocks (drastic changes in the scenario, restrictions on access to capital markets, etc.) or to ensure an adequate level of operational flexibility for the development programs of the Company. The strategic liquidity reserve is employed in short-term marketable financial instruments, favouring investments with very low risk profile.
At present, the Group believes to have access to sufficient funding to meet the current foreseeable borrowing requirements as a consequence of the availability of financial assets and lines of credit and the access to a wide range of funding at competitive costs through the credit system and capital markets.
Eni has in place a program for the issuance of Euro Medium Term Notes up to €20 billion, of which about
€16.7
billion were drawn as of December 31, 2018.
The Group has credit ratings of A- outlook stable and A-
2
, respectively for long and short-term debt, assigned by Standard & Poor’s and Baa
1
outlook stable and P-
2
, respectively for long and short-term debt, assigned by Moody’s. Eni’s credit rating is linked in addition to the Company’s industrial fundamentals and trends in the trading environment to the sovereign credit rating of Italy. Based on the methodologies used by Standard & Poor’s and Moody’s, a downgrade of Italy’s credit rating may trigger a potential knock-on effect on the credit rating of Italian issuers such as Eni. During
2018
, Moody’s reduced the rating of Eni by one notch (from A
3
to Baa
1)
following the reduction in the rating assigned to Italy (from Baa
2
to Baa
3
, outlook stable).
In the course of the 2018, Eni issued bonds amounting to €2.8 billion, of which €1.1 billion were issued under the Euro Medium Term Notes program and €1.7 billion through a dual-tranche issue on the U.S. market and on international markets.
As of
December 31, 2018
, Eni maintained short-term unused borrowing facilities of  €
12,484
million. Long-term committed unused borrowing facilities amounted to €
5,214
million due beyond
12
months. These facilities bore interest rates and fees for unused facilities that reflected prevailing market conditions.

Finance debt repayments including expected payments for interest charges and derivatives

The table below summarizes the Group main contractual obligations for finance liability repayments, including expected payments for interest charges and derivatives.

	Maturity year
(€ million)	2019	2020	2021	2022	2023	2024 and thereafter	Total
December 31, 2018
Non-current financial liabilities (including the current portion)	3,301	2,958	1,541	1,253	2,714	11,723	23,490
Current financial liabilities	2,182						2,182
Fair value of derivative instruments	1,445	13	1	21		5	1,485
	6,928	2,971	1,542	1,274	2,714	11,728	27,157
Interest on finance debt	655	545	436	330	320	1,677	3,963
Financial guarantees	668						668

	Maturity year
(€ million)	2018	2019	2020	2021	2022	2023 and thereafter	Total
December 31, 2017
Non-current financial liabilities (including the current portion)	2,000	4,084	2,857	1,279	1,246	10,810	22,276
Current financial liabilities	2,242						2,242
Fair value of derivative instruments	1,011	64	10	1	16		1,102
	5,253	4,148	2,867	1,280	1,262	10,810	25,620
Interest on finance debt	582	511	411	304	250	1,455	3,513
Financial guarantees	473						473

Trade and other payables

The table below summarizes the Group trade and other payables by maturity.

	Maturity year
(€ million)	2019	2020 – 2023	2024 and thereafter	Total
December 31, 2018
Trade payables	11,645			11,645
Other payables and advances	5,102	59	96	5,257
	16,747	59	96	16,902

	Maturity year
(€ million)	2018	2019 – 2022	2023 and thereafter	Total
December 31, 2017
Trade payables	10,890			10,890
Other payables and advances	5,858	19	26	5,903
	16,748	19	26	16,793

Expected payments by period under contractual obligations
In addition to trade and financial liabilities represented in the balance sheet, the company is subject to non-cancellable contractual obligations or obligations, the cancellation of which requires the payment of a penalty. These obligations will require cash settlements in future reporting periods. These liabilities are valued based on the net cost for the company to fulfill the contract, which consists of the lowest amount between the costs for the fulfillment of the contractual obligation and the contractual compensation/penalty in the event of the non-performance.

The Company’s main contractual obligations at the balance sheet date comprise: (i) take-or-pay clauses contained in the Company’s gas supply contracts or shipping arrangements, whereby the Company obligations consist of off-taking minimum quantities of product or service or, in case of failure, paying the corresponding cash amount that entitles the Company the right to collect the product or the service in future years. Future obligations in connection with these contracts were calculated by applying the forecasted prices of energy or services included in the four-year business plan approved by the Company’s Board of Directors; (ii) operating leases for tangible assets, of which primarily for FPSO units of the E&P segment, in particular FPSOs operating in the offshore projects at Cape Three Points in Ghana and at the
15/06
block in Angola, with a duration of between
11
and
14
 years.

The table below summarizes the Group principal contractual obligations as of the balance sheet date, shown on an undiscounted basis.

	Maturity year
(€ million)	2019	2020	2021	2022	2023	2024 and thereafter	Total
Operating lease obligations (a)	776	601	481	303	268	1,524	3,953
Decommissioning liabilities (b)	335	294	407	260	124	12,394	13,814
Environmental liabilities	349	321	254	239	188	1,245	2,596
Purchase obligations (c)	14,674	11,258	10,649	9,683	9,546	76,014	131,824
- Gas
- take-or-pay contracts	11,886	10,470	9,995	9,276	9,210	75,035	125,872
- ship-or-pay contracts	1,164	558	482	382	324	941	3,851
- Other purchase obligations	1,624	230	172	25	12	38	2,101
Other obligations	8	1	1	1	1	104	116
- Memorandum of intent Val d’Agri	8	1	1	1	1	104	116
	16,142	12,475	11,792	10,486	10,127	91,281	152,303

(a)
There are no significant restrictions provided by these operating leases which limit the ability of the Company to pay dividend, use assets or to take on new borrowings.
(b)
Represents the estimated future costs for the decommissioning of oil and natural gas production facilities at the end of the producing lives of fields, well-plugging, abandonment and site restoration.
(c)
Represents any agreement to purchase goods or services that is enforceable and legally binding and that specifies all significant terms.

Capital investment and capital expenditure commitments

In the next four years, Eni expects capital investments and capital expenditures of  €
32.7
billion. The table below summarizes Eni’s capital expenditure commitments for property, plant and equipment and capital projects. Capital expenditure is considered to be committed when the project has received the appropriate level of internal management approval. At this stage, procurement contracts to execute those projects have already been awarded or are being awarded to third parties.

The amounts shown in the table below include committed expenditures to execute certain environmental projects.

	Maturity year
(€ million)	2019	2020	2021	2022	2023 and thereafter	Total
Committed projects	6,492	4,917	3,458	1,910	3,629	20,406

Other information about financial instruments

The carrying amount of financial instruments and the relevant economic and equity effect consisted of the following:

	2018			2017
	Finance income (expense) recognized in				Finance income (expense) recognized in
(€ million)	Carrying amount	Profit and loss account	Other comprehensive income	Carrying amount	Profit and loss account	Other comprehensive income
Held-for-trading financial instruments
Financial assets held for trading (a)	6,552	32		6,012	(111)
Non-hedging and trading derivatives (b)	117	(178)		209	793
Non-current financial instruments
Held-to-maturity securities (a)				73
Available-for-sale financial instruments
Securities (a)				207	9	(4)
Other investments valued at fair value (c)	919	231	15
Receivables and payables and other assets/liabilities valued at amortized cost:
Trade receivables and other (d)	14,145	(343)		15,583	(958)
Financing receivables (e)	1,489	(139)		1,918	(116)
Securities (a)	64
Trade payables and other (a)	16,902	(28)		16,793	(51)
Financing payables (f)	25,865	(615)		24,707	(1,137)
Net assets (liabilities) for hedging derivatives (g)		642	(243)		(42)	(6)

(a)	Income or expense were recognized in the profit and loss account within “Finance income (expense)”.

(b)
In the profit and loss account, economic effects were recognized as income within “Other operating income (loss)” for €129 million (loss for €44 million in 2017) and as loss within “Finance income (expense)” for €307 million (income for €837 million in 2017).

(c)	Income or expense were recognized in the profit and loss account within “Income (expense) from investments — Dividends”.

(d)
Income or expense were recognized in the profit and loss account as net impairment losses within “Net (impairment losses) reversal of trade and other receivables” for €415 million (net impairment losses for €913 million in 2017) and as income within “Finance income (expense)” for €69 million (expenses for €45 million in 2017), including interest income calculated on the basis of the effective interest rate of  €38 million.

(e)
In the profit and loss account, income or expense were recognized as expense within “Finance income (expense)” for €139 million (€116 million in 2017), including interest income calculated on the basis of the effective interest rate of  €129 million (€128 million in 2017) and net impairment losses for €275 million.

(f)
In the profit and loss account, income or expense were recognized as expense within “Finance income (expense)” for €615 million (€1,137 million in 2017), including interest income calculated on the basis of the effective interest rate of  €605 million (€654 million in 2017).

(g)
In the profit and loss account, income or expense were recognized within “Net sales from operations” and “Purchase, services and other” as income for €642 million (expense for €54 million in 2017), and as income within “Other operating income (expense)” for €12 million in 2017.

Disclosures about the offsetting of financial instruments
The table below summarizes the disclosures about the offsetting of financial instruments.

(€ million)	Gross amount of financial assets and liabilities	Gross amount of financial assets and liabilities subject to offsetting	Net amount of financial assets and liabilities
December 31, 2018
Financial assets
Trade and other receivables	15,634	1,533	14,101
Other current assets	3,894	1,636	2,258
Financial liabilities
Trade and other liabilities	18,280	1,533	16,747
Other current liabilities	5,616	1,636	3,980
December 31, 2017
Financial assets
Trade and other receivables	16,636	1,215	15,421
Other current assets	2,852	1,279	1,573
Financial liabilities
Trade and other liabilities	17,963	1,215	16,748
Other current liabilities	2,794	1,279	1,515

The offsetting of financial assets and liabilities related to the offsetting of: (i) assets and liabilities for current financial derivatives for €
1,636
million (€
1,279
million at
December 31, 2017
); and (ii) receivables and payables pertaining to the Exploration & Production segment towards state entities for €
1,347
million (€
1,041
million at
December 31, 2017
); (iii) trade receivables and trade payables pertaining to Eni Trading & Shipping Inc for €
186
million (€
174
million at
December 31, 2017
).

Legal Proceedings
 Eni is a party in a number of civil actions and administrative arbitral and other judicial proceedings arising in the ordinary course of business. Based on information available to date, and taking into account the existing risk provisions disclosed in note
20
 — Provisions for contingencies and that in some instances it is not possible to make a reliable estimate of contingency losses, Eni believes that the foregoing will likely not have a material adverse effect on the Group Consolidated Financial Statements.

A description of the most significant proceedings currently pending is provided in the following paragraph. Unless otherwise indicated, no provisions have been made for these legal proceedings as Eni believes that negative outcomes are not probable or because the amount of the provision cannot be estimated reliably.

1
. Environment, health and safety

1.1
Criminal proceedings in the matters of environment, health and safety

(i) Syndial SpA (company incorporating EniChem Agricoltura SpA — Agricoltura SpA in liquidation — EniChem Augusta Industriale Srl — Fosfotec Srl) — Proceeding about the industrial site of Crotone.
 In 2010 a criminal proceeding started before the Public Prosecutor of Crotone relating to allegations of environmental disaster, poisoning of substances used in the food chain and omitted clean-up due to the activity at a landfill site which was taken over by Eni’s subsidiary in 1991 following the divestment of an industrial complex by Montedison (now Edison SpA). The landfill site had been filled with industrial waste from Montedison activities until 1989 and then no additional waste was discharged there. Eni’s subsidiary carried out the clean-up of the landfill in 1999 through 2000. The defendants are certain managers at Eni’s subsidiaries that have owned and managed the landfill since 1991. Independent consultants performed an assessment during the 2014. Once the consultants completed their work, the acts returned to the Public Prosecutor of Crotone for the next step and possible indictment. The proceeding continues with the examination of the dismissal request submitted by the defense. The Municipality of Crotone will act as plaintiff. The Prosecutor of Crotone notified the conclusion of the preliminary investigations. In March 2019, the public prosecutor requested the acquittal of all defendants. In April 2017, the Public Prosecutor of Crotone had started another criminal proceeding concerning the clean-up of the area called “Farina Trappeto”. The Company presented a new clean-up project already deemed approvable by the Ministry of the Environment. Final authorizations for this project are pending. The Company requested to dismiss also this second proceeding.

(ii) Syndial SpA and Versalis SpA — Porto Torres — Prosecuting body: Public Prosecutor of Sassari.
In July 2011, the Public Prosecutor of Sassari (Sardinia) resolved that a number of officers and senior managers of companies engaging in petrochemical operations at the site of Porto Torres, including the manager responsible for plant operations of the Company’s subsidiary Syndial, would stand trial due to allegations of environmental damage and poisoning of water and crops. The Province of Sassari, the Municipality of Porto Torres and other entities have been acting as plaintiffs. The Judge for the Preliminary Hearing admitted as plaintiffs the above-mentioned parts, but based on the exceptions issued by Syndial on the lack of connection between the action and the charge, denied that the claimants would act as plaintiff with regard to the serious pathologies related to the existence of poisoning agents in the marine fauna of the industrial port of Porto Torres. In February 2013, the Prosecutor of Sassari notified the conclusion of preliminary investigations and requested a new imputation for negligent behaviour instead of illicit conduct. In the conclusions of the preliminary hearing, the Court of Sassari dismissed the accusation because of the statute of limitations. The Public Prosecutor filed an appeal before the Third Instance Court. After a hearing on a question of constitutional legitimacy concerning the period for the statute of limitations for the crime of disaster, the Third Instance Court recognized its validity and therefore accepted the claim and sent all the acts to the Constitutional Court. The Constitutional Court declared the question unfounded, considering that the statute of limitations for fraudulent hypothesis and the corresponding culpable hypothesis is an expression of a non-unreasonable legislative discretion, assuming that, in relation to certain culpable offenses causing social alarm, the complexity of the necessary investigations justifies a lengthening of the limitation periods. The Third Instance Court returned the documents to the Public Prosecutor of Sassari who proceeded to resubmit the request for indictment. The preliminary hearing is underway.

(iii) Syndial SpA and Versalis SpA — Porto Torres dock.
In
July 2012
, the Judge for the Preliminary Hearing, following a request of the Public Prosecutor of Sassari, requested the performance of a probationary evidence relating to the functioning of the hydraulic barrier of Porto Torres site (ran by Syndial SpA) and its capacity to avoid the dispersion of contamination released by the site in the near portion of sea. Syndial SpA and Versalis SpA have been notified that its chief executive officers and other managers are being investigated. The Public Prosecutor of the Municipality of Sassari requested that the above-mentioned individuals would stand trial. The plaintiffs, the Ministry of Environment and the Sardinia Region, claimed environmental damage in an amount of  €
1.5
billion. On the hearing dated
July 2016
, the Judge pronounced an acquittal sentence for all defendants of Syndial and Versalis with respect to the crimes of environmental disaster. Three Syndial managers were found guilty of environmental disaster which took place in the area in the period limited to
August 2010
 —
January 2011
and condemned to one-year prison, with a suspended sentence. The Judge did not mention any possible malfunctioning of the hydraulic barrier of Porto Torres site or ineffective implementation of any emergency safety measure, as claimed by the Public Prosecutor. Syndial filed an appeal against this decision.

(iv) Syndial SpA — The illegal landfill in Minciaredda area, Porto Torres site.
In
July 2015
, the Judge for the Preliminary Hearing of the Court of Sassari, on request of the Public Prosecutor, seized of the Minciaredda landfill area, near the western border of the Porto Torres site (Minciaredda area). All the indicted have been served a notice of investigation for alleged crimes of carrying out illegal waste disposal and environmental disaster. The seizure provision involved as well Syndial in accordance with the Legislative Degree No.
2
31/01
. With reference to the clean-up activities in the Minciaredda area, on
January 27, 2016
the relevant administrative body approved the project for the soil clean-up in the Minciaredda area. Syndial obtained all the necessary ministerial and judicial authorizations to start the remediation project. Following the preliminary investigations, the Public Prosecutor requested a referral to trial. Some environmental associations joined the proceeding as plaintiffs. The proceeding is still pending.

(v) Syndial SpA — The Phosphate deposit at Porto Torres site (1).
 In 2015, the Judge for the Preliminary Hearing of the Court of Sassari, accepting a request of the Public Prosecutor of Sassari, seized — as a preventive measure — the area of  “Palte Fosfatiche” (phosphates deposit) located on the territory of Porto Torres site, in relation to alleged crimes of environmental disaster, carrying out of unauthorized disposal of hazardous wastes and other environmental crimes. Subsequent to a specific request, both the Public security officer of Sassari and the Judge for the Preliminary Hearing of the Court of Sassari authorized to implement better delimitations of the landfill area, to provide the area with devices for monitoring the level of environmental pollutants and meteoric waters. The investigations are underway.

(vi) Syndial SpA — Phosphate deposit at Porto Torres site (2).
 In 2015, the Public Prosecutor at the Court of Sassari seized — as a probative measure — the containment systems for the meteoric waters in the area “Palte Fosfatiche” (phosphates deposit). These waters are being collected by Syndial following authorizations of the Public security officer of Sassari and the Judge for the Preliminary Hearing of the Court of Sassari. The indicted have also been served a notice of investigation for alleged crimes of omitted clean-up and management of radioactive waste. The Public Prosecutor decided to suspend the activities of collection, containment and preservation of the area, in spite that those activities have already been authorized. The request filed for the removal of the phosphates deposit was authorized by the Public Prosecutor in October 2018. The investigations are underway.

(vii) Syndial SpA — Proceeding on the asbestos at the Ravenna site.
 A criminal proceeding is pending before the Tribunal of Ravenna about the crimes of culpable manslaughter, injuries and environmental disaster, which would have been allegedly committed by former Syndial employees at the site of Ravenna. The site was taken over by Syndial following a number of corporate mergers and acquisitions. The alleged crimes date back to 1991. In the proceeding there are 75 alleged victims. The plaintiffs include relatives of the alleged victims, various local administrations, and other institutional bodies, including local trade unions. The advocacy of Syndial claimed the statute of limitation about the instance of environmental disaster for certain instances of diseases and deaths. The Judge for the Preliminary Hearing at Ravenna decided that all defendants would stand trial and ascertained the statute of limitation only with reference to certain instances of crime of culpable injury. Syndial signed some settlements. In November 2016, the Judge acquitted the defendants for all the contested cases except for one for which ruled a decision of conviction. The defendants, the Prosecutor and the plaintiffs appealed the decision.
The proceeding was suspended following the filing of an appeal before the Third Instance Court.

(viii) Raffineria di Gela SpA Eni Mediterranea Idrocarburi SpA — Alleged environmental disaster.
 A criminal proceeding is pending in relation to crimes allegedly committed by the managers of the Raffineria di Gela SpA and EniMed SpA relating environmental disaster, unauthorized waste disposal and unauthorized spill of industrial wastewater. The Gela Refinery has been sued for administrative offence in accordance with the Legislative Decree No. 231/01. This criminal proceeding initially regarded soil pollution allegedly caused by spills from 14 tanks of the refinery storage, which had not been provided with double bottoms, and pollution of the sea water near the coastal area adjacent to the site due to the failure of the barrier system implemented as part of the clean-up activities conducted at the site. At the closing of the preliminary investigation, the Public Prosecutor of Gela merged into this proceeding the other investigations related to the pollution occurred at the other sites of the Gela refinery as well as hydrocarbon spills at facilities of EniMed. The proceeding is pending at the preliminary hearings.

(ix)
Eni SpA —
Proceeding Val d’Agri.
 On March 2016, the Italian Public Prosecutor’s Office of Potenza started a criminal investigation in order to ascertain the existence of an illegal handling of waste material produced at the Viggiano oil center (COVA), part of the Eni-operated Val d’Agri oil complex. After a two-year investigation, the Prosecutors decided for the domiciliary detention of 5 Eni employees and to put under seizure certain plants functional to the production activity of the Val d’Agri complex which, consequently, was shut down (60 KBOE/d net to Eni). From the commencement of the investigation, Eni has carried out several technical and environmental surveys, with support of independent experts of international reach, who recognized a full compliance of the plant and the industrial process with requirements of the applicable laws, as well as with best available technologies and international best practices. The Company studied certain corrective measures to upgrade plants which, although being not a structural solution, were intended to address the claims made by the public prosecutor about an alleged operation of blending which would have occurred during normal plant functioning. Those measures comprised building a gathering system of inherent liquid associated with the extraction of hydrocarbons at the gas lines. Those corrective measures were favourably reviewed by the Public Prosecutor. The Company restarted the plant through re-injections into the Costa Molina 2 well on August 2016. Simultaneously, a local administrative agency (the Region) requested a new administrative procedure to grant Eni a comprehensive environmental authorization to operate the facilities. In relation to the criminal proceeding, the Public Prosecutor’s Office requested the indictment for all the defendants and the Company. At the preliminary hearing held in April 2017, prosecutor reiterated its request of indictment. The trial started in November 2017 and is in the hearings stage.

(x) Eni SpA — Health investigation related to the COVA center.
 Beside the criminal proceeding for illegal trafficking of waste, the Public Prosecutor started another investigation in relation to alleged health violations. The Public Prosecutor requested the formal opening of an investigation with respect to nine people in relation to alleged violations of the rules providing for the preparation of a Risk Assessment Document of the working conditions at the Val d’Agri Oil Center (COVA). In March 2017, following the request of the Consultant of the Prosecutor, the Labor Inspectorate of Potenza issued a fine against the employers of the COVA for omitted and incomplete assessment of the chemical risks for the COVA center. In October 2017, following the request of the Consultant of the Prosecutor, the National Mining Office for Hydrocarbons and Geo-resources (UNMIG) requested the transfer to a different task of 25 employees of the COVA center for improper assessment of their suitability to the current tasks expressed by the Eni personnel in charge of assessing the health risk profile of employees. Against this decision, the Company filed a formal objection and the UNMIG repealed the resolution issued. Furthermore, in October 2017, the Prosecutor’s Office changed the crime allegations to disaster, murder and negligent personal injury, also alleging breaches of health and safety regulations. Given the level of risk, in December 2017, Eni filed a request for pre-trial hearing for gathering evidence on the matter that was rejected by the Judge.

(xi)
Eni SpA —Proceeding
 Val d’Agri — Tank spill.
 On February 2017, the Italian police department of Potenza ascertained a stream of water contaminated by hydrocarbon traces of unknown origin, flowing inside a little shaft located outside the Val d’Agri Oil Center (COVA). The activities carried out by Eni at the COVA aimed at reconstructing the origin of the contamination and have identified the cause in a failure of a tank, while outside of the COVA, following the environmental monitoring implemented, emerged a risk — currently averted — of extension of the contamination in the downstream area of the plant. In executing these activities, Eni performed all the communications provided for by the Legislative Decree 152/06 and started certain emergency safe-keeping operations at the areas subject to contamination outside the COVA. Furthermore, the Company completed the arrangement plan for the internal and external areas of the COVA, whose final report was examined by the relevant authorities. Following this event, a criminal investigation was initiated in order to ascertain the existence of illicit environmental pollution against the former COVA officers, the Operation Managers in charge since 2011 and the HSE Manager in charge at the time of the accident, and also against Eni in relation to the same offense pursuant to the Legislative Decree 231/01 as communicated in December 2018 following the notification of the extension of the terms for preliminary investigations and of some public officials belonging to local administrations for official misconduct, false and fraudulent public statements committed in 2014 and of crime for environmental disaster and of culpable conduct committed in February 2017. Investigations are ongoing. In April 2017, Eni, on its own initiative, suspended the industrial activity at the COVA, anticipating the provisions of the Regional Council Resolution. In July 2017, Eni restarted the plant’s operational activities. The resumption follows the approval from the Basilicata Region confirming the functionality of the plant and the presence of all necessary safety conditions. During the temporary closure, Eni performed all the requirements provided for by the relevant authorities, including the provision of a double bottom to the tank where the spillage occurred. The Company compensated the damage to certain landlords of areas close to the COVA, which were affected by the spillover. Discussions are ongoing with other claimants. In February 2018, Eni contested the reports presented in October and in December 2017 by the Italian Fire Department stating that it does not consider itself obliged to carry out the integration required, considering that the data acquired in the area affected by the event indicate that the loss was promptly and efficiently controlled and there were no situations of serious danger to human health and the environment.

(xii) Raffineria di Gela SpA Eni Mediterranea Idrocarburi SpA — Waste management of the landfill Camastra.
 In June 2018, Eni’s subsidiaries Raffineria di Gela SpA and Eni Mediterranea Idrocarburi SpA were notified by the Public Prosecutor of Palermo (Sicily) of a notice of conclusion of preliminary investigations relating allegations of unlawful disposal of industrial waste deriving from the reclaiming activities of soil, which were discharged at a landfill owned by a third party. The Prosecutor charged the alleged crime against the then chief executive officers of the two subsidiaries, whereas the legal entities have been charged with the liability pursuant by Legislative Decree No. 231/01. The alleged wrongdoing related to the willful falsification of the waste certification for purpose of discharging at the landfill.

(xiii) Syndial SpA — Environmental disaster at Ferrandina.
In January 2018, the Public Prosecutor of Matera commenced a criminal proceeding against a manager of the Eni subsidiary Syndial based on allegations of unlawful handling of waste and environmental disaster as part of the reclaiming activities performed at an industrial site (Ferrandina/Pisticci in the south of Italy). The charge related to an alleged spillover of effluent in the subsoil and then in a nearby river due to a damaged pipe dedicated to the transportation of effluent to a disposal plant owned by a third party. Following an interrogation of the investigated manager, the prosecutor resolved to request his indictment.

(xiv) Versalis SpA — Preventive seizure at the Priolo Gargallo plant.
 In February 2019, the Court of Syracuse on request of the public prosecutor ordered the precautionary seizure of the Priolo/Gargallo plant as part of an ongoing investigation about air emissions at the industrial complex. However, the Eni subsidiary has been given permission to continue running the industrial activity at the plant. A preliminary review performed by technical consultants appointed by the public prosecutor, found that the spots of the plant designed to channel and release emissions compliance failed to comply with best available techniques (BAT). The Tribunal measure comprised certain interrelations between BATs and the obtained Environmental Integrated Authorizations, which according to the consultants would not be legitimate because they have been found to be inconsistent with applicable regulations. Few years ago Versalis implemented certain plant upgradings designed to comply with measures requested by the public prosecutor and his consultants. Based on this, management filed an appeal against the measure of precautionary seizure of the plant before a Review Court. On March 26, 2019, the Review Court annulled the decree and ordered the release of seizure of the plant.

(xv) Eni SpA — Fatal accident Ancona offshore platform.
 On March 5, 2019, a fatal accident occurred at the Barbara F platform in the offshore of Ancona. On the basis of the first investigations, part of the structure on which a crane and the relative control cabin was installed fell into the sea striking a supply vessel and causing injuries to two contract workers and the death of an Eni employee who was inside the control cabin of the crane. The Public Prosecutor of Ancona opened an investigation against unknown persons and ordered further technical appraisals relating the crane.

1.2 Civil and administrative proceedings in the matters of environment, health and safety

(i) Syndial SpA — Summon for alleged environmental damage caused by DDT pollution in the Lake Maggiore — Prosecuting body: Ministry for the Environment.
 In May 2003, the Ministry for the
Environment summoned Syndial requesting the compensation of an alleged environmental damage caused by the activity at the Pieve Vergonte plant in the years 1990 through 1996. With a temporarily executive sentence dated July 2008, the District Court of Turin sentenced the subsidiary Syndial SpA to compensate environmental damages amounting to €1,833.5 million, plus legal interests accrued from the filing of the decision. Eni and its subsidiary deemed the amount of the environmental damage to be absolutely groundless as the sentence lacked sufficient elements to support such a material amount of the liability charged with respect to the volume of pollutants ascertained by the Italian Environmental Minister. In July 2009, Syndial filed an appeal against the above-mentioned sentence, and consequently the proceeding continued before a Second Degree Court of Turin that requested a technical appraisal on the matter. The consultants validated the technical appraisal and the other technical assessments that were carried out by the Company together with local and national technical entities. The consultants concluded that: (i) no further measure for environmental restoration is required; (ii) there was no significant and measurable impact on the environment of the ecosystem, therefore no restoration or damage compensation should be claimed. The only impact which could be recorded concerned the fishing activity, with an estimated damage of  €7 million which could be already restored through the measures proposed by Syndial; (iii) the necessity and convenience of dredging should be definitely excluded, both from the legal and scientific point of view, while confirming technical and scientific correctness of the Syndial’s approach based on the monitoring of the process of natural recovery, which is estimated to require 20 years. In March 2017, the Second Degree Court: (i) excluded the application of compensation for monetary equivalent (Article 18 of Law 349/1986); (ii) annulled the monetary compensation of  €1.8 billion requesting Syndial to perform the already approved cleanup project of the polluted areas, which comprise groundwater, as well as compensatory remediation works. The value of these compensatory works required by the Court, in case of Syndial failure or misperformance, is estimated at €9.5 million. The cleanup project filed by Syndial was ratified by local and governmental authorities and is currently being executed. Expenditures expected to be incurred have been provisioned in the environmental provision. Any other claims filed by the Italian Minister for the Environment were rejected (including compensation for non-material damage). In April 2018, the Ministry for the Environment filed an appeal to the Third Instance Court. In accordance with the law, the Company and its managers filed an appeal and a counter-appeal.

(ii) Syndial SpA — Versalis SpA — Eni SpA (R&M)  — Augusta harbor.
The Italian Ministry for the Environment with various administrative acts required companies that were running plants in the petrochemical site of Priolo to perform safety and environmental remediation works in the Augusta harbor. Companies involved include Eni subsidiaries Versalis, Syndial and Eni Refining & Marketing Division. Pollution has been detected in this area primarily due to a high mercury concentration that is allegedly attributed to the industrial activity of the Priolo petrochemical site. The above-mentioned companies contested these administrative actions, objecting in particular the nature of the remediation works decided and the methods whereby information on the pollutants concentration has been gathered. A number of administrative proceedings started on this matter were subsequently merged before the Regional Administrative Court of Catania. In October 2012, the Court ruled in favor of Eni’s subsidiaries against the Ministry prescriptions about the removal of the pollutants and the construction of a physical barrier. In September 2017, the Ministry notified all the companies involved of a formal notice for the start of remediation and environmental restoration of the Augusta harbor within 90 days. The act, contested by the co-owner companies in December 2017, constitutes a formal notice for environmental damage. The Administrative Council of the Sicilian Region ruled on the appeals pending against various sentences of the Regional Administrative Court and essentially confirmed the cancellation of all administrative provisions subject to the dispute. The prescriptive framework for the companies thus becomes clear and definitive. The annulment of the provisions has, inter alia, retroactive effect at the time of their adoption and therefore allows to exclude the risk of claims against any possible breach of administrative provisions.

(iii) Eni SpA — Syndial SpA — Raffineria di Gela SpA — Claim for preventive technical inquiry.
 In February 2012, Eni’s subsidiaries Raffineria di Gela SpA and Syndial SpA and the parent company Eni SpA (involved in this matter through the operations of the Refining & Marketing Division) were notified of a claim issued by the parents of children born malformed in the Municipality of Gela between 1992 and 2007. The claim for preventive technical inquiry aimed at verifying the relation of causality between the malformation pathologies suffered by the children of the plaintiffs and the environmental pollution caused by the Gela site (pollution deriving from activities conducted at the industrial plant by Raffineria di Gela SpA and Syndial SpA), quantifying the alleged damages suffered and eventually identifying the terms and conditions to settle the claim. In any case, the same issue was the subject of previous criminal proceedings, of which one closed without ascertainment of any illicit behavior on the part of Eni or its subsidiaries, while a further criminal proceeding is still pending. The consultants appointed by the Court and those designated by the plaintiffs performed a technical appraisal on the matter, reaching very different outcomes. Thus, parties failed to reach a settlement of the matter. On December 2015, the three companies involved were sued in relation to a total of 30 cases of compensation for damages in civil proceedings. The proceedings are still pending. n May 2018, the Court issued a first instance judgment concerning one case. The Judge rejected the claim for damages, acknowledging the goodness and reasonableness of the arguments of the defendant companies in relation to the absence of evidences concerning the existence of a causal link between the pathologies and the alleged industrial pollution. The first-degree sentence was appealed before the Court of Caltanissetta.

(iv) Syndial SpA — Environmental claim relating to the Municipality of Cengio.
 The Ministry for the Environment and the Delegated Commissioner for Environmental Emergency in the territory of the Municipality of Cengio summoned Syndial before a Civil Court and sentenced Eni’s subsidiary to compensate the environmental damage relating to the site of Cengio. The request for environmental damage amounted to €250 million to which add health damage to be quantified during the proceeding. The plaintiffs accused Syndial of negligence in performing the clean-up and remediation of the site. In February 2013, the Court ruled a technical appraisal to verify the existence of the environmental damage. Following failed attempts to define a settlement agreement on the matter among the parties involved, the Judge resumed the trial and requested an independent appraisal on the matter. A first stage of the trial was filed in September 2018. The proceeding is still at the preliminary stage.

(v) Syndial SpA and Versalis SpA — Summon for alleged environmental damage caused by illegal waste disposal in the municipality of Melilli (Sicily).
 In May 2014, the Municipality of Melilli summoned Eni’s subsidiaries Syndial and Versalis for the environmental damage allegedly caused by carrying out illegal waste disposal activities and unauthorized landfill. In particular, the plaintiff claimed the responsibilities of Syndial and Versalis for the production of waste and because they commissioned the waste disposal. The plaintiff stated that this illegal handling of waste was part of certain criminal proceedings dating back to 2001 – 2003 which would have allegedly traced the hazardous waste materials back to the Priolo and Gela industrial sites that are managed by the above-mentioned Eni’s subsidiaries (in particular, the waste with high mercury concentration and railway sleepers no longer in use). Such waste was allegedly handled and disposed illegally at an unauthorized landfill owned by a third party (located about 2 kilometers away from the town of Melilli). Two subsidiaries of Eni and a third-party waste company were claimed to be jointly and severally liable of damage amounting to €500 million. The third-party company executed waste disposal at the site. In June 2017, the Judge accepted all the defensive instances of Syndial and Versalis, judging the requests of the Municipality to be inadmissible for lack of locus standi and considering the requests as unfounded or unproved, and sentenced the Municipality to the reimbursement of the expenses of the proceeding. In September 2017, the Municipality appealed the ruling requesting a new investigation and the admission of a technical appraisal, as well as the suspension of the enforcement of the sentence of first instance. The court of appeal rejected the counterclaim filed by the Municipality, which then filed an appeal before a third-degree court to obtain the repeal of the part of the sentence about the expenses of the judgement, where Eni’s subsidiaries are part. Furthermore, the Municipality filed an appeal to overturn the first-degree sentence before another court in Sicily, where the Eni’s subsidiaries are planning to take part.

2. Court inquiries

(i) Eni SpA
—
Reorganization procedure of Alitalia Linee Aeree Italiane SpA under extraordinary administration.
On January 2013, the Italian airline company Alitalia, which was undergoing a reorganization procedure, summoned Eni, Exxon Italia and Kuwait Petroleum Italia SpA before the Court of Rome, to obtain a compensation for alleged damages caused by a presumed anti-competitive behavior on part of the three petroleum companies in the supply of jet fuel in the years 1998 through 2009. The claim was based on a deliberation filed by the Italian Antitrust Authority in June 2006. The antitrust deliberation accused Eni and other five petroleum companies of anti-competitive agreements designed to split the market for jet fuel supplies and blocking the entrance of new players in the years 1998 through 2006. The antitrust findings were substantially endorsed by an administrative court. Alitalia has made a claim against the three petroleum companies jointly and severally presenting two alternative ways to assess the alleged damages. A first assessment of the overall damages amounted to €908 million. This was based on the presumption that the anti-competitive agreements among the defendants would have prevented Alitalia from autonomously purchasing supplies of jet fuel in the years when the existence of the anti-competitive agreements were ascertained by the Italian Antitrust Authority and in subsequent years until Alitalia ceased to operate airline activity. Alitalia asserted the incurrence of higher supply costs of jet fuel of  €777 million excluding interest accrued and other items that add to lower profitability caused by a reduced competitive position in the marketplace estimated at €131 million. Another assessment of the overall damage made by Alitalia stand at €395 million of which €334 million of higher purchase costs for jet fuel and €61 million of lower profitability due to the reduced competitive position on the marketplace. With a decision dated May 2014, the Court of Rome declared the connection with a judgment previously proposed by Alitalia itself before the Court of Milan against other oil companies participating to an alleged cartel agreement. The case was thus summed up by Alitalia before the Court of Milan. In September 2017, the Court of Milan ruled that: (i) the requests of Alitalia for the period 1998 – 2004 were prescribed; (ii) for the period subsequent to June 2006, no further assessment should be carried out, since Alitalia has failed to meet its burden of allegation; (iii) for the period between December 2004 and June 2006, a specific technical appraisal will be carried out. The judgment is pending in the first instance at the preliminary stage awaiting the fulfillment of the technical appraisal. Eni accrued a provision with respect to this proceeding.

(ii) Eni’s arbitration with GasTerra.
 In 2013, Eni initiated an arbitration against GasTerra, as part of a long-term supply contract signed in 1986, to obtain a revision of the price charged by GasTerra to Eni for the gas supplied in the 2012 – 2015 period. On that occasion, Eni and GasTerra agreed to apply a provisional price, which was lower than the previous price, until the definition of a new contractual price based on an arrangement between parties or an arbitration award. The arbitration award dismissed Eni’s claim for price revision, without however determining a new price applicable in the relevant period. GasTerra considered that, by dismissing Eni’s claim, the award restored the original contract price, based on which GasTerra now claims an additional amount to be paid by Eni which corresponds to the difference between the provisional price and the contractual price. Eni, relying also on the opinion of its external consultants, does not agree with GasTerra’s interpretation and considers GasTerra’s claim groundless. However, GasTerra, based on its own interpretation, commenced an arbitration and obtained from a Dutch court the provisional seizure of Eni’s investment in its subsidiary Eni International BV (which at the time of the seizure i.e. at the reporting date June 30, 2016, stated consolidated net assets of  €34.7 billion) for the alleged receivable due by Eni (equal to €1.01 billion). With respect to the interim seizure measure obtained by GasTerra, Eni offered to GasTerra, who in turn accepted, a bank guarantee of the same amount of the GasTerra claim. This guarantee is expected to remain effective until a final award by the arbitration procedure. The measure, which was granted after a summary review only and without Eni being heard, does not prejudice the outcome on the merits of the claims. The correct interpretation of the arbitration award and the 2012-2015 price revision will be subject to a new arbitration procedure.

3. Proceedings concerning criminal/administrative corporate responsibility

(i) EniPower SpA.
 In June 2004, the Public Prosecutor of Milan commenced inquiries into contracts awarded by Eni’s subsidiary EniPower and on supplies from other companies to EniPower. It emerged that illicit payments were made by EniPower suppliers to a manager of EniPower who was immediately fired. The Court served EniPower (the commissioning entity) and Snamprogetti (now Saipem SpA) (contractor of engineering and procurement services) with notices of investigation in accordance with Legislative Decree No. 231/01 that establishes that the companies are liable for the crimes committed by their employees who acted on behalf of the employer. In August 2007, Eni was notified that the Public Prosecutor requested the dismissal of EniPower SpA and Snamprogetti SpA, while the proceeding continues against former employees of these companies and employees and managers of the suppliers under the provisions of Legislative Decree No. 231/01. Eni SpA, EniPower and Snamprogetti presented themselves as plaintiffs. In September 2011, the Court of Milan found that nine persons were guilty for the above-mentioned crimes. In addition, they were sentenced jointly and severally to the payment of all damages to be assessed through a specific proceeding and to the reimbursement of the proceeding expenses incurred by the plaintiffs. The Court also resolved to dismiss all the criminal indictments for 7 employees, representing some companies involved as a result of the statute of limitations, while the trial ended with an acquittal of 15 individuals. In relation to the companies involved in the proceeding, the Court found that 7 companies are liable based on the provisions of Legislative Decree No. 231/01, imposing a fine and the disgorgement of profit. Eni SpA and its subsidiaries, EniPower and Saipem, which took over Snamprogetti, acted as plaintiffs in the proceeding also against the mentioned companies. The Court rejected the position as plaintiffs of the Eni Group companies, reversing the prior decision made by the Court. This decision may have been made based on a pronouncement made by a Supreme Court that stated the illegitimacy of the constitution as plaintiffs against any legal entity, as indicted under the provisions of Legislative Decree No. 231/01. The condemned parties filed appeal against the above-mentioned decision. The Appeal Court issued a ruling that substantially confirmed the first-degree judgment except for the fact that it ascertained the statute of limitation with regard to certain defendants. In 2015, the Supreme Court annulled the judgment of the Second Degree Court ascribing the judgment to another section that, once more, confirmed the sentence of first instance, excepting the rulings of the previous appeal sentence not subject to annulment, including the statute of limitation. The grounds of the sentence have been filed confirming the motivations provided by the previous instance courts. An appeal was filed at the Third Instance Court solely for the purposes of the civil proceeding.

(ii) Algeria.
 Legal proceedings are pending in Italy and outside Italy in connection with an allegation of corruption relating to the award of certain contracts to Eni’s former subsidiary Saipem in Algeria. In February 2011, Eni received from the Public Prosecutor of Milan an information request pursuant to the Italian Code of Criminal Procedure. The request related to allegations of international corruption and pertained to certain activities performed by Saipem Group companies in Algeria (in particular the contract between Saipem and Sonatrach relating to the construction of the GK3 gas pipeline and the contract between Galsi, Saipem and Technip relating to the engineering of the ground section of a gas pipeline). The crime of international corruption is among the offenses contemplated by the Italian Legislative Decree No.231/01 which provides for corporate liability for crimes committed by employees and prescribes punishments including fines and the disgorgement of profit. Eni also voluntarily provided to the Public Prosecutor documentation relating to the MLE project (in which Eni’s Exploration & Production Division participates), with respect to which investigations in Algeria are ongoing. In November 2012, the Public Prosecutor served Saipem a notice stating that it had commenced an investigation for alleged liability of the company for international corruption in accordance with Legislative Decree No. 231/01. Furthermore, the Public Prosecutor requested the production of certain documents relating to certain activities in Algeria. Subsequently, the Public Prosecutor’s Office notified further measures and requests to Saipem, aimed at acquiring further documentation, in particular relating to certain intermediary contracts and sub-contracts entered into by Saipem in connection with its Algerian business. Several former Saipem employees were also involved in the proceeding, including the former CEO of Saipem, who resigned from the office in December of 2012, and the former Chief Operating Officer of the Business Unit Engineering & Construction of Saipem, the employment of whom was terminated at the beginning of 2013. In February 2013, on mandate from the Public Prosecutor of Milan, the Italian Finance Police visited Eni’s headquarters in Rome and San Donato Milanese and executed searches and seized documents relating to Saipem’s activity in Algeria. On the same occasion, Eni was served a notice that an investigation had commenced in accordance with Legislative Decree No. 231/01 with respect to Eni, Eni’s former CEO, Eni’s former CFO and another senior manager. Eni’s former CFO had previously served as Saipem’s CFO, including during the period in which alleged corruption took place and before being appointed as CFO of Eni on August 1, 2008. Following receipt of this notice, Eni conducted an internal investigation with the assistance of external consultants, in addition to the review activities performed by its audit and internal control departments and a team dedicated to the Algerian matters. During 2013, the external consultants reached the following results: (i) the review of the documents seized by the Milan prosecutors and the examination of internal records held by Eni’s global procurement department did not find any evidence that Eni entered into intermediary or any other contractual arrangements with the third parties involved in the prosecutors’ investigation; the brokerage contracts that were identified, were signed by Saipem or its subsidiaries or predecessor companies; and (ii) the internal review made on the MLE project, the only project that Eni understands to be under the prosecutors’ investigation where the client is an Eni Group company did not find evidence that any Eni employee engaged in wrongdoing in connection with the award to Saipem of two main contracts to execute the project (EPC and Drilling). Furthermore, in 2014, with the assistance of external consultants, Eni completed a review of the extent of its operating control over Saipem with regard to both legal, accounting and administrative issues. The findings of that review confirmed the autonomy of Saipem from the parent company during the relevant periods. The findings of Eni’s internal review have been provided to the Judicial Authority in order to reaffirm Eni’s willingness to fully cooperate. In January 2015, the Public Prosecutor notified the conclusion of preliminary investigations relating to Eni, Saipem and eight persons (including, the former CEO and CFO of Eni and the Chief Upstream Officer of Eni who was responsible for Eni Exploration & Production activities in North Africa at the time of the events under investigation). The Public Prosecutor issued a notice of alleged international corruption against all such persons (including Eni and Saipem on the basis of the provisions of Legislative Decree No. 231/01) in connection with the entry into intermediary contracts by Saipem in Algeria. Furthermore, some of the defendants (including the former CEO and CFO of Eni and the Chief Upstream Officer of Eni) were accused of tax offenses for alleged fraudulent misrepresentation in relation to the accounting treatment of these contracts for the fiscal years 2009 and 2010. After receiving (i) the evidence collected in connection with the Public Prosecutor’s request to take testimony of two individuals under investigation in late 2014, and (ii) the minutes of the preliminary hearing and the documents filed in connection with the conclusion of the preliminary investigation, Eni requested that its consultants perform additional analysis and investigation. As a result, Eni’s consultants reaffirmed their conclusions previously reported to the Company. In February 2015, the Public Prosecutor requested the indictment of all the investigated persons for international corruption as well as the tax offenses mentioned above. In 2015, the Judge for the Preliminary Hearing of the Court of Milan dismissed the case and granted an acquittal in favor of Eni, former Chief Executive Officer and Chief Upstream Officer for all the alleged offenses. In February 2016, the Court of Third Instance, upholding an appeal presented by the Public Prosecutor, reversed the dismissal, annulled the verdict, and remanded the proceedings to another Judge for the Preliminary Hearing in the Court of Milan. As a result of the new preliminary hearing in July 2016, the Judge ordered the trial for all defendants, including Eni. Trial began in February 2017. At a hearing in February 26, 2018, the Public Prosecutor, concluding his indictment, requested – among other things – the imposition on Eni of a pecuniary sanction. In September 2018, the Court of Milan rejected in part the charges of the Public Prosecutor and issued an acquittal verdict for Eni, for the former CEO and for the Company’s Chief Upstream Officer in relation to all charges. The former CFO of Eni was also acquitted of charges relating to Eni's involvement in the MLE Project. The other defendants in the case, including Saipem, were also convicted of international corruption. In December 2018 the court filed a written opinion setting forth the basis for its rulings. The Public Prosecutor and the parties who were convicted in the first trial have appealed under the terms of the law. A hearing on those appeals is pending.

At the end of 2012, Eni contacted the U.S. Department of Justice (DoJ) and the U.S. SEC in order to voluntarily inform them about this matter, and has kept them informed about the developments in the Italian prosecutors’ investigations. Following Eni’s notification in 2012, both the U.S. SEC and the DoJ started their own investigations regarding this matter. Eni has furnished various information and documents, including the findings of its internal reviews, in response to formal and informal requests.

(iii) Block OPL 245 — Nigeria.

In July 2014, the Public Prosecutor of Milan served Eni with a notice of investigation relating to potential liability on the part of Eni arising from alleged international corruption, pursuant to Italian Legislative Decree No. 231/2001 whereby companies are liable for the crimes committed by their employees when performing their tasks. As part of the investigation, Eni was also subpoenaed for documents and other evidence. According to the subpoena, the proceeding was commenced following a claim filed by NGO ReCommon relating to alleged corruptive practices that according to the Public Prosecutor allegedly involved the Resolution Agreement made on April 29, 2011 relating to the Oil Prospecting License of the offshore oilfield that was discovered in Block 245 in Nigeria (“OPL 245”). Eni fully cooperated with the Public Prosecutor and promptly filed the requested documentation. Furthermore, Eni voluntarily reported the matter to the U.S. Department of Justice and the U.S. SEC. In July 2014, Eni’s Board of Statutory Auditors jointly with the Eni Watch Structure resolved to engage an independent, US-based law firm, expert in anticorruption, to conduct a forensic, independent review of the matter, upon informing the Judicial Authorities. After reviewing the matter, the US lawyers concluded in summary that they detected no evidence of wrongdoing by Eni side in relation to the 2011 transaction with the Nigerian government for the acquisition of the OPL 245 license. The outcome of this review was transmitted to the Judicial Authorities. In September 2014, the Public Prosecutor notified Eni of a restraining order issued by a British judge who ordered the seizure of a bank account not pertaining to Eni domiciled at a British bank following a request from the Public Prosecutor. During a hearing before a court in London in September 2014, Eni and its current executive officers stated their non-involvement in the matter regarding the seized bank account. Following the hearing, the Court reaffirmed the seizure. In December 2016, the Public Prosecutor of Milan notified Eni of the conclusion of the preliminary investigation and requested the indictment of Eni’s CEO, the Chief Development, Operations and Technological Officer and the Executive Vice President for international negotiations, as well as Eni’s former CEO and Eni based on Italian law 231/2001 on corporate entity responsibility. Upon the notification to Eni of the conclusion of the preliminary investigation by the Public Prosecutor, the independent US-based law firm was requested to assess whether the new documentation made available from Italian prosecutors could modify the conclusions of the prior review. The U.S. law firm was also provided with the documentation filed in the Nigerian proceeding mentioned below. The independent U.S. law firm concluded that the reappraisal of the matter in light of the new documentations available did not alter the outcome of the prior review. In December 2017, the Judge for preliminary investigation ordered the indictment of all the parties mentioned above, and other parties under investigation by the Public Prosecutor, before the Court of Milan. During the first trial hearing in March 2018, the the Federal Republic of Nigeria requested permission to join the case as a civil party. Several NGOs, which had made the same request before the Judge of the Preliminary Hearing and been denied, also asked to join as civil parties. At a hearing in May 2018, a Non-Governmental Organization, Asso Consum, also requested to be recognized as a civil claimant in the proceeding. At the subsequent hearing in June 2018, counsel for the Federal Government of Nigeria (“FGN”) reiterated the request for the admission as civil claimants in the proceedings of all the parties that sought leave to join the action as civil claimants in March 2018. At the same time, the attorney requested that Eni and Shell be recognized as defendants with respect to those parties' civil claims. Furthermore, a shareholder of Eni asked to be recognized as a civil claimant. At the hearing of July 20, 2018, the Judge (i) granted the FGN's request to join the proceeding as a civil claimant and (ii) rejected that request with respect to the NGOs, Asso Consum and the shareholder of Eni. Therefore, the FGN is the only civil party admitted by the Court. The first instance trial of the Milan Prosecutor's OPL 245 charges began before the Court of Milan on June 20, 2018 and is currently ongoing.

In a separate criminal proceeding, two defendants, neither of whom is a current or former employee of the Company, chose to have their liability determined by the Judge for the Preliminary Hearing on the basis of the evidence presented by the Milan Prosecutor at the preliminary hearing. In September 2018, the Judge convicted these defendants and sentenced them both to four-year detention terms and the disgorgement of profits amounting to approximately €100 million. In December 2018, the Judge for the Preliminary Hearing filed a written opinion setting forth the basis for these rulings. The defendants filed an appeal against this sentence.

In January 2017, Eni’s subsidiary Nigerian Agip Exploration Ltd (“NAE”) became aware of an Interim Order of Attachment (“Order”) issued by the Nigerian Federal High Court upon request from the Nigerian Economic and Financial Crimes Commission (EFCC), attaching OPL 245 temporarily pending a proceeding in Nigeria relating to alleged corruption and money laundering. After making this application, Eni became aware of a formal filing of charges by the EFCC against NAE and other parties. In March 2017, the Nigerian Court revoked the Order. To NAE’s knowledge EFCC charges have not been dropped but none of the defendants were served nor arraigned. Eni has provided a copy of the Order and the attached documents, including the charges filed by the EFCC, to the US-based law firm engaged to review the OPL 245 transaction, who upon review of such documents, did not modify their conclusion that they did not detect evidence of wrongdoing by Eni in relation to the acquisition of the OPL 245 from the Nigerian government. In November 2018, Eni SpA and its subsidiaries NAE, NAOC and AENR (as well as some companies of the Shell Group) were notified of the intention of the FGN to bring a civil claim before an English court to obtain compensation for damages allegedly deriving from the transaction that resulted in assignment of the OPL 245 to NAE and Shell subsidiary SNEPCO (Shell subsidiary). Subsequently, Eni obtained a copy of the documentation reflecting the commencement of the case, but neither Eni nor other companies of the Group received any notification regarding this proceeding.

(iv) Congo.
 In March 2017, the Italian Finance Police served on Eni an information request pursuant to the Italian Code of Criminal Procedure in connection with an investigative file opened by the Public Prosecutor of Milan against unknown persons. The request related in particular to the agreements signed by Eni Congo SA with the Ministry of Hydrocarbons of the Republic of Congo in 2013, 2014 and 2015 in relation to exploration, development and production activities concerning certain permits held by Eni Congo SA for Congolese projects and Eni’s relationships with Congolese companies that hold stakes in those projects. In July 2017, the Italian Financial Police, on behalf of the Public Prosecutor of Milan, served Eni with another information request and a notice of investigation pursuant to Italian Legislative Decree No. 231/01 for alleged international corruption. The request expressly stated that it was based in part on the March 2017 information request and concerned the relationship of Eni and its subsidiaries with certain third-party companies from 2012 to the present. Eni produced all of the documentation requested in March and July 2017 and voluntarily disclosed this matter to the relevant US authorities (SEC and DoJ). On January 26, 2018, the Public Prosecutor’s Office requested a six-months extension of the deadline for conducting its preliminary investigation into this matter, from January 31, 2018 until July 30, 2018. Subsequently in July 2018, the Public Prosecutor requested a second extension until February 28, 2019. In April 2018, the Public Prosecutor of Milan served on Eni SpA a further request for documentation and notified an Eni employee, who was the then Chief Development, Operation & Technology Officer, of a search order stating that he and another Eni’s employee had been placed resulted under investigation. In October 2018, Public Prosecutor ordered the seizure of an e-mail account of another Eni manager, who was formerly the general director of Eni in Congo during the period 2010 – 2013.

In December 2018, the Public Prosecutor of Milan issued a request to the Company for documents pursuant to article 248 of the Code of Criminal Procedure, concerning some economic transactions between Eni Group companies and certain companies. In February 2019, Eni received an informative note that the preliminary investigations would extend until October 2019.

In April 2018, the Board of Statutory Auditors, the Watch Structure and the Control and Risk Committee of Eni jointly appointed an independent law firm and a professional consulting company, knowledgeable in the matter of anti-corruption, to carry out a forensic review of facts relating to Eni's work in Congo. Based on the preliminary results of such review, that is still on-going, there were no factual evidences about the involvement of Eni, nor of any Eni’s employees and key managers in the alleged crimes. On June 4, 2018, the Italian market regulator, Consob, requested information about the above mentioned proceeding from Eni and its Board of Statutory Auditors. Specifically, Eni was asked to provide information about the Congo investigations and the action implemented by the Company and any eventual outcome, including specific audit activities performed by the Company’s staff and any task assigned to external parties to review the ongoing investigations. The Company was also asked to transmit supporting evidence and documentation. The Eni Board of Statutory Auditors was asked to report about the monitoring activity performed on the investigations. The Company and its Board of Statutory Auditors answered these requests for information on June 11 and 13, 2018, respectively.

4. Other proceedings concerning criminal matters

(i) Eni SpA (R&M) — Criminal proceedings on fuel excise tax.
 A criminal proceeding is currently pending, relating to alleged evasion of excise taxes in the context of the retail sales in the fuel market. In particular, the claim states that the quantity of oil products marketed by Eni was larger than the quantity subjected to the excise tax. This proceeding (no. 7320/2014 RGNR) concerns the reunification before the court of three distinct investigations: (i) a first proceeding, opened by the Public Prosecutor’s Office of Frosinone involved a company (Turrizziani Petroli) purchaser of Eni’s fuel. This investigation was subsequently extended to Eni. The Company fully cooperated and provided all data and information concerning the excise tax obligations for the quantities of fuel coming from the storage sites of Gaeta, Naples and Livorno. Eni collaborated fully, providing all the required documentation. Such proceeding referred to quantities of oil products sold by Eni, allegedly larger than the quantity subjected to the excise tax. After the end of the investigation, the financial police of Frosinone, along with the local Customs Agency, in November 2013 issued a claim related to the missing payment of excise taxes in the 2007 – 2012 period for €1.55 million. In May 2014, the Customs Agency of Rome issued a payment notice relating to the abovementioned claim that was filed by the financial police and Customs Agency of Frosinone. The Company appealed to the Tributary Commission. In March 2018, the Commission filed the ruling of the sentence which accepted Eni’s appeal against the claim of the Custom Agency and required the latter to refund the proceeding expenses; (ii) a second proceeding concerning a line of investigation of the Public Prosecutor’s Office of Prato, commenced in regard to the deposit of Calenzano and relates to subtraction of fuel through manipulation of the fuel dispensers, subsequently extended also to the Refinery of Stagno (Livorno); (iii) a third proceeding, opened by the Public Prosecutor’s Office of Rome, regarded alleged missing payment of excise tax on the surplus of the unloading products, as the quantity of such products was larger than the quantity reported in the supporting fiscal documents. This proceeding represents a development of the first proceeding mentioned above, and substantially concerns similar facts presenting, however, some differences with regard to the nature of the alleged crimes and the responsibility subjected to verification. The second and the third proceeding were merged in the proceeding commenced by Public Prosecutor’s Office of Rome. In fact, the Public Prosecutor’s Office of Rome has alleged the existence of a criminal conspiracy aimed at habitual subtraction of oil products at all of the 22 storage sites which are operated by Eni over the national territory. Eni is cooperating with the Prosecutor in order to defend the correctness of its operation. On September 2014, a search was conducted at the office of the former chief of the R&M Division in Rome. The motivations of the search are the same as the above-mentioned proceeding as the ongoing investigations also relates to a period of time when the officer was in charge at Eni’s R&M Division. On March 2015, the Prosecutor of Rome ordered a search at all the storage sites of Eni’s network in Italy as part of the same proceeding. The search was intended to verify the existence of fraudulent practices aimed at tampering with measuring systems functional to the tax compliance of excise duties in relation to fuel handling at the storage sites. In September 2015, the Public Prosecutor of Rome requested a one-off technical appraisal aimed to verify the compliance of the software installed at certain metric heads previously seized with those lodged by the manufacturer at the Ministry of Economic Development. The technical appraisal verified the compliance of the software tested. The proceeding was then extended to a large number of employees and former employees of the company. In November 2017, the Court of Rome, following the request of the Public Prosecutor, ordered a preventive seizure of the oil products meters at Eni’s refineries and depots in Italy. The Company, considering the consequences connected to a complete shutdown of the refining and fueling activities, requested the Public Prosecutor to minimize, as much as possible, the impact on customers, companies and service stations. The preventive seizure was revoked, due to the commitments undertaken by the Company which is a third party not subject to investigation. Eni continues to provide full cooperation to the authorities. In December 2017, technical consultants were designated by Eni to verify the integrity of the sites. The results will be provided to the judicial authorities. In March 2018, the Public Prosecutor of Rome notified the conclusion of the preliminary investigations in relation to the criminal proceeding no. 7320/2014 concerning the Calenzano, Livorno, Sannazzaro, Pomezia, Naples, Gaeta and Ortona sites. Based on the outcome of the investigations, as far as Eni is concerned, the proceeding involves former managers and directors of the refineries indicated above concerning alleged aggravated and continuous non-payment of excise duties, alteration and removal of seals, use and possession of false measures and weights. In addition for Calenzano, three employees and their manager of the storage site were indicted on charges alleged procedural fraud. The attorneys of the defendants delivered documentations and requested the public prosecutor to dismiss the case.

In September 2018, Eni received, as offended party, the notification of the schedule of hearing issued by the Court of Rome, in relation to criminal association and other minor claims, against numerous persons under investigation — including over forty Eni employees — subject of a separated proceeding (No. 22066/17 RGNR), for which, in May 2017, the Public Prosecutor’s Office had requested the filing. At the end of the hearing in December 2018, the Judge accepted the request for dismissal for several persons under investigation, including thirteen Eni’s employees, while he rejected the request, requiring the Public Prosecutor to pronounce the charge in terms and forms of law for twenty-eight Eni employees (including the former managers of the R&M Division) for criminal association. In October 2018, as regards the main criminal proceeding, the Public Prosecutor notified the date for the preliminary hearing and the related request for indictment.

In April 2018 as part of the administrative proceeding intended to collect taxes allegedly not paid by Eni, the tax police of Rome based on the findings of the investigations performed by the prosecutors of Frosinone, Prato and Rome issued a statement of objection against the Company claiming the missed payment of excise taxes due for the years 2008 up to 2017 for €34 million, as well as the related higher corporate profits before income taxes leading to the claim of additional taxes for €22 million related to income taxes and VAT. The Custom Agency that is in charge of issuing the notice of payment may also impose a fine and the recognition of interest expense. A part of the litigation, for which omitted payment is disputed, relates to the same transactions successfully challenged by the Company against the Tax Commission of Rome. The Company will appeal at the appropriate forum. Eni accrued a provision with respect to this proceeding.

(ii) Eni SpA — Public Prosecutor of Milan — Criminal proceeding no. 12333/2017.
In February 2018, Eni was notified of a search and seizure decree in relation to allegations of associative crime aimed at slander and at reporting false information to a Public Prosecutor. In the decree, the Prosecutor of Milan included, among the other persons under investigation, the former Chief Legal and Regulatory Affairs Officer of Eni, currently the Chief Gas & LNG Marketing and Power Officer of the Company. Eni is not under investigation. According to the decree, the association would be allegedly aimed at interfering with the judicial activity in certain criminal proceedings that are involving, among others, Eni and some of its directors and managers. Afterwards, the Control and Risks Committee, having consulted the Board of Statutory Auditors, and together with the Watch Structure, agreed to engage an auditing firm to perform an internal audit of all relevant facts and circumstances and all records and documentation on the matter with respect to the events of the aforementioned proceeding, including a forensic review. The final report, submitted to the Control and Risk Committee, the Watch Structure and the Board of Statutory Auditors on September 12, 2018, concluded that following the review carried out with respect to the allegations made by the Public Prosecutor of Milan, there would be no sufficient factual evidence about the involvement of the former Chief Legal manager and Regulatory Affairs manager of Eni in the alleged crimes.

In April 2018, the Board of Directors appointed two external consultants, a criminal lawyer and a civil lawyer to provide independent legal advice in relation to the facts under investigation. The outcomes illustrated in two reports, dated November 22, 2018 and February 14, 2019, did not highlight circumstances in fact suitable any involvement of any Eni's employees in the crimes alleged by the Public Prosecutor. Both reports were presented to the Board of Directors, to the Board of Statutory Auditors and to the Watch Structure of Eni.

On June 4, 2018, Consob, the Italian market regulator, requested to be informed about the above mentioned proceeding. The request was addressed to the Company and to its Board of Statutory Auditors. Specifically, Consob asked for the outcome of the forensic review and to be updated about any other audit action taken in relation to the matter by the Company and by its board of Statutory Auditors. The Board of Statutory Auditors was also requested to report about the findings of the additional audit program agreed with the external auditor regarding the matter and to keep Consob updated about any further initiative adopted. The Company and its Board of Statutory Auditors answered the request of information on June 11 and June 13, 2018, respectively. Subsequently, the Company finalized its response by sending further documentation including the final report of the audit firm and the reports of the consultants of the Board of Directors. The Board of Statutory Auditors has periodically updated Consob of the initiatives taken as part of the Board’s monitoring responsibilities with communications transmitted on September 21, December 3 and 20, 2018 and on February 19, 2019.

On June 13 2018, Eni was notified of a request from the Prosecutor Office to transmitting certain documentation in accordance with the Italian penal code. The request targeted evidence and documents relating to the internal audit performed by the Company and any possible external review concerning certain tasks that were assigned to an external lawyer with respect to Eni. This lawyer appears to be investigated as part of this proceeding. The reports of the consultants of the Board of Directors and of the independent third party were sent to the Judicial Authority.

(iii) Eni SpA — Public Prosecutor of Milan — Insider trading.
 In March 2019, a request for extending certain investigations was notified to Eni’s Chief Upstream Officer by the public prosecutor office of Milan. The commencement of those investigation was otherwise not notified. The investigations related to an alleged breach of Italian provisions that regulate insider trading and access to market-sensitive information. The breach was allegedly made from November 1 to December 1, 2016. There were no more informative details about the alleged breach in the notified document.

5
. Settled Proceedings

(i) Syndial SpA — Clorosoda.
 The proceeding, involving 17 former managers of the Eni Group, regards alleged crimes of culpable manslaughter and grievous bodily harm related to the death of 12 former employees and alleged work-related diseases that those persons may have contracted at the plant of Clorosoda. Alleged crimes relate to the period from 1969, when the Clorosoda plant commenced operations, until 1998 when the plant was shut down and clean-up activities were performed. The Public Prosecutor requested a medical appraisal on over 100 people, who had been employed at the plant. This appraisal was performed by independent consultants designated by the Judge for preliminary investigation and did not find any evidence that the various diseases identified from the medical appraisal could be directly linked to the exposure to emissions related to the production of chlorine and caustic soda. The consultants also found that production activities were in compliance with applicable laws and regulations on health and safety. Following the outcome of the assessment, the Public Prosecutor of Gela issued a notice of conclusion of preliminary investigations in relation to 4 cases, contesting personal injuries and claimed the indictment only in one case concerning a worker who died in the meantime. Therefore, compared to the initial claim that concerned several (more than one hundred) cases of personal injury and manslaughter, the proceeding was narrowed. In June 2017, the Judge issued a ruling of nonsuit because the case was judged groundless. The Public Prosecutor appealed the first-degree sentence. In September 2018, the Second Instance Court in its final decision did not accept the appeal presented by the Public Prosecutor. Also for the proceeding concerning the four cases that are part of a separate proceeding, the Judge issued a ruling of nonsuit, which became irrevocable in February 2018.

(ii) Eni SpA
-
Raffineria di Gela SpA
-Eni

Med
iterranea Idrocarburi SpA
-

Syndial SpA
.
 In December 2015, 273 Gela residents filed an appeal to the Court of Gela requesting to halt all the production activities conducted by Eni’s subsidiaries at Gela site in order to put an end to alleged environmental pollution affecting the health of the local population. The claimants also requested the appointment of commissioners in charge of carrying out the plant shutdown and of continuing implementing of clean-up activities in the area. They also requested the Court to order the Municipality of Gela — as a competent body in the field of health protection — to adopt certain provisions aimed to preserve the health of the local population. This proceeding arose in connection with alleged environmental damage caused by the industrial activities of the site and consequent necessity to protect the population from serious harm to the health. The initiative was carried out by certain technical assessments performed by consultants appointed by the Court in the preliminary stage. The aim of these assessments was to establish cause-and-effect relationships between the industrial contamination and congenital anomalies reported in the town of Gela. Following the outcome of the investigation, in December 2017 the Court of Gela rejected all the claims of the plaintiffs and ordered them to pay the expenses of the proceeding. The plaintiffs appealed the decision. In September 2018, the Court rejected the appeal presented by the appellants, confirming the order issued by the First Instance Court. The precautionary procedure promoted is therefore definitively concluded.

Assets under concession arrangements

Eni operates under concession arrangements mainly in the Exploration & Production segment and the Refining & Marketing business line. In the Exploration & Production segment, contractual clauses governing mineral concessions, licenses and exploration permits regulate the access of Eni to hydrocarbon reserves. Such clauses can differ in each country. In particular, mineral concessions, licenses and permits are granted by the legal owners and, generally, entered into with government entities, State oil companies and, in some legal contexts, private owners. Pursuant to the assignment of mineral concession, Eni sustains all the operational risks and costs related to the exploration and development activities and it is entitled to the productions realized. As a compensation for mineral concessions, Eni pays royalties and taxes in accordance with local tax legislation. In production sharing agreement and service contracts, realized productions are defined based on contractual agreements with State oil companies, which hold the concessions. Such contractual agreements regulate the recovery of costs incurred for the exploration, development and operating activities (Cost Oil) and give entitlement to the own portion of the realized productions (Profit Oil). In the Refining & Marketing business line, several service stations and other auxiliary assets of the distribution service are located in the motorway areas and they are granted by the motorway concession operators following a public tender for the sub-concession of the supplying of oil products distribution service and other auxiliary services. In exchange of the granting of the services described above, Eni provides to the motorway companies fixed and variable royalties based on quantities sold. At the end of the concession period, all non-removable assets are transferred to the grantor of the concession for no consideration.

Environmental regulations

Risks associated with the footprint of Eni’s activities on the environment, health and safety are described in the “Financial Review”, paragraph “Risk factors and uncertainties”. In the future, Eni will sustain significant expenses in relation to compliance with environmental, health and safety laws and regulations and for reclaiming, safety and remediation works of areas previously used for industrial production and dismantled sites. In particular, regarding the environmental risk, management does not currently expect any material adverse effect upon Eni’s Consolidated Financial Statements, taking account of ongoing remediation actions, existing insurance policies and the environmental risk provision accrued in the Consolidated Financial Statements. However, management believes that it is possible that Eni may incur material losses and liabilities in future years in connection with environmental matters due to: (i) the possibility of as yet unknown contamination; (ii) the results of ongoing surveys and other possible effects of statements required by Legislative Decree
152/2006; (iii) new developments in environmental regulation (i.e. Law No. 68/2015 on crimes against the environment and European Directive 2015/2193 on medium combustion plants); (iv) the effect of possible technological changes relating to future remediation; and (v) the possibility of litigation and the difficulty of determining Eni’s liability, if any, as against other potentially responsible parties with respect to such litigation and the possible insurance recoveries.

Emission trading
From 2013, the third phase of the European Union Emissions Trading Scheme (EU-ETS) came in force. The new phase marked a significant change in the method of awarding emission allowance from a no-consideration scheme based on historical emissions to allocation through auctioning. For the period 2013 – 2020, the award of free emission allowances is performed based on European benchmarks specific to each industrial segment, except for the thermoelectric sector that is not eligible for allocations for no consideration. This regulatory scheme implies for Eni’s plants subjected to emission trading a lower assignment of emission permits respect to the emissions recorded in the relevant year and, consequently, the necessity of covering the amounts in excess by purchasing the relevant emission allowances on the open market. In 2018, the emissions of carbon dioxide from Eni’s plants were higher than the free allowances assigned to Eni. Against emissions of carbon dioxide amounting to approximately 19.93 million tonnes, Eni was awarded free emission allowances of 7.25 million tonnes, determining a deficit of 12.68 million tonnes. This deficit was entirely covered through the purchase of emission allowances in the open market.